Operating leases (Tables)	6 Months Ended
Jun. 30, 2018
Leases [Abstract]
Schedule of Lease Income
The table below discloses the lease and non-lease components of revenue for the six months ended June 30, 2018:

Six months ended
Jun 30, 2018
Lease component of revenue from voyage charters	34,520,421
Non-lease component of revenue from voyage charters	53,946,134
Time charter and pool revenue	14,368,376
102,834,931

Schedule of Operating leases
The lease contracts included below are for Ardmore’s offices in Cork, Singapore, Bermuda and Houston.

	As at
	Jun 30, 2018	Jan 1, 2018
Current portion of operating lease obligations	502,674	442,957
Non-current portion of operating lease obligations	1,859,286	1,997,331
Total operating lease obligations	2,361,960	2,440,288

Schedule of Operating Lease, Liability, Maturity
As of June 30, 2018, the Company had the following undiscounted operating lease commitments:

	2018	2019	2020	2021	2022	2023-2026
Office space	263,767	499,056	339,772	296,499	303,198	999,068
	263,767	499,056	339,772	296,499	303,198	999,068